REDEEMABLE CONVERTIBLE PREFERRED SHARES - Series A Preferred Shares activities (Details)		1 Months Ended	12 Months Ended
	Feb. 28, 2018	Mar. 31, 2018	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares
Conversion Rights
Minimum percentage of shareholders approval needed to waive the foregoing pre-offering valuation and gross proceeds requirements | $						$ 1,000,000,000
Minimum market capitalization criteria for Qualified IPO | $						$ 100,000,000
Liquidation Preferences
Balance at beginning			¥ 237,844,515	¥ 252,506,413	¥ 125,975,835
Issuance of preferred shares			342,505,070		67,883,227
Subscription receivable					43,068,820
Foreign currency translation adjustment			47,712,689	(14,661,898)	15,578,531
Conversion to Ordinary Shares			¥ (628,062,274)
Balance at end				¥ 237,844,515	252,506,413
Series A Preferred Shares
Conversion Rights
Conversion of Preferred Shares in to ordinary share | shares				1		1
Minimum percentage of shareholders approval needed to convert Preferred Shares into Ordinary Shares						0.67%
Minimum percentage of holders consent for qualified IPO			0.67%
Liquidation Preferences
Percentage of liquidation preference on preferred share issue price	150.00%	150.00%
Series A1 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning			¥ 130,684,003	¥ 138,740,003	129,872,003
Foreign currency translation adjustment			8,090,000	(8,056,000)	8,868,000
Conversion to Ordinary Shares			(138,774,003)
Balance at end				130,684,003	138,740,003
Series A1 Redeemable Convertible Preferred Shares | Subscription receivable
Liquidation Preferences
Balance at beginning					(42,857,760)
Subscription receivable					43,068,820
Foreign currency translation adjustment					(211,060)
Series A-2 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning			39,205,192	41,621,992	38,961,592
Foreign currency translation adjustment			2,427,000	(2,416,800)	2,660,400
Conversion to Ordinary Shares			(41,632,192)
Balance at end				39,205,192	41,621,992
Series A-3 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning			67,955,320	72,144,418
Issuance of preferred shares			181,112,874		67,883,227
Foreign currency translation adjustment			21,651,035	(4,189,098)	4,261,191
Conversion to Ordinary Shares			(270,719,229)
Balance at end				¥ 67,955,320	¥ 72,144,418
Series B Preferred Shares
Liquidation Preferences
Percentage of liquidation preference on preferred share issue price		150.00%
Issuance of preferred shares			161,392,196
Foreign currency translation adjustment			15,544,654
Conversion to Ordinary Shares			¥ (176,936,850)